Form N-1A Supplement	Jun. 26, 2025
NYLI U.S. Large Cap R&D Leaders ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

NEW YORK LIFE INVESTMENTS ETF TRUST

NYLI U.S. Large Cap R&D Leaders ETF

(the “Fund”)

Supplement dated June 26, 2025 (“Supplement”) to the Fund’s
Summary Prospectus and Prospectus, each dated August 28, 2024, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective August 28, 2025, the following changes will be made to the Summary Prospectus and Prospectus: